Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

15.                   Subsequent Events

The Company evaluated all events or transactions after September 30, 2012 through the date the financial statements were issued.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following the reverse stock split, on October 8, 2012, NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4) (the “Rule”).  Following the November 7, 2012 private placement, in late November, 2012 NASDAQ provided confirmation to the Company that it had regained compliance with the minimum number of publicly held shares rule.

On November 7, 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years, but will not be effective until approved by the shareholders of the Company.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder. The Company and the Investors have executed a Registration Rights Agreement pursuant to which the Company has agreed to register the common stock sold in the offering and the common stock issuable upon exercise of the warrants.  Failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties. The Investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

On November 13, 2012, the Company expanded its Board of Directors to eight board members and will be re-examining its business strategies and exploring strategic alternatives.  This effort may result in the divestiture or winding down of certain of our current businesses and the possible entry into a new, yet identified business, including via acquisitions.

In mid-November, 2012, the Board of Directors and the holders of approximately 70% of our common stock approved the following actions:

•                  an increase in our authorized capital stock to 50,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, par value $0.0001 per share;

•                  the adoption of the Spherix Incorporated 2012  Equity Incentive Plan, pursuant to which up to 125,000 shares of common stock may be issued to employees, officers and directors via stock options and grants of restricted stock;  and

•                  approval of the issuance of up to 483,657 shares of our common stock pursuant to the exercise of our Series B Warrants issued in our November 2012 private placement transaction.

We have forwarded an Information Statement on Form 14C to all of our stockholders describing these matters, which matters will be effective as of mid-December, 2012.

On December 3, 2012, Spherix Incorporated (the “Company”) sold all of the issued and outstanding capital stock of its consulting subsidiary, Spherix Consulting, Inc. for nominal consideration of less than $1,000.  As a result of the sale, the Company will recognize a one-time loss on the sale of the subsidiary of approximately $1.3 million in Q4 2012.  Our board of directors is currently evaluating our strategic alternatives.

On November 30, 2012, the following individuals resigned as members of the Board of Directors of the Company: Dr. Claire L. Kruger, Dr. Robert A. Lodder, Aris Melissaratos and Thomas B. Peter.

On November 30, 2012, but effective as of December 3, 2013, Dr. Claire L. Kruger resigned as the Chief Executive Officer/Chief Operating Officer of the Company.  In connection with Dr. Kruger’s departure, the Company paid Dr. Kruger her 2012 bonus of $143,000 and a severance of $286,000 plus COBRA expenses pursuant to the terms of her employment agreement.  For the other departing employees the Company agreed to pay a total of $82,000 in 2012 bonuses and approximately $211,000 in severances.

On November 30, 2012, but effective as of December 3, 2012, the Company appointed (i) Dr. Robert A. Lodder as the Company’s Principal Executive Officer and (ii) Robert L. Clayton as Secretary of the Company.  The Company also agreed with Mr. Clayton that (i) Mr. Clayton will remain as CFO of the Company through March 31, 2013 and (ii) the Company will pay Mr. Clayton a severance of $212,180 pursuant to the terms of his prior employment agreement.  The Company also agreed to pay $93,359 and $74,263 in 2012 bonuses for Dr. Lodder and Mr. Clayton, respectively.

13.                               Subsequent Events

The Company evaluated all events or transactions after December 31, 2011 through the date the financial statements were issued.

On February 2, 2012, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 53,241 shares of its common stock and warrants to purchase up to an additional 10,648 shares of its common stock to such investors for gross proceeds of approximately $1.15 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase 0.2 of a share of common stock.  The purchase price per unit was $21.60.  Subject to certain ownership limitations, the warrants are exercisable at any time commencing six (6) months after the initial issue date and on or prior to August 7, 2017, but not thereafter, at an exercise price of $28.00.  The exercise price of the warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions.  The net proceeds to the Company from the registered direct offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $1.1 million.  The common stock issued in the February 2012 offering and the common stock that may be issued pursuant to the exercise of the warrants have been registered pursuant to a Form S-3 registration statement (File No. 333-161531), which became effective on October 1, 2009, and are classified as permanent equity.

In connection with the closing of our February 2012 offering, the Company issued to Rodman & Renshaw, LLC, as partial consideration for its services as placement agent, warrants to purchase up to 1,597 shares of our common stock at an exercise price of $27.00 per share.  The estimated fair value of the warrants at the date of grant was $19,000.  The warrants are exercisable at the option of the holder at any time beginning six (6) months after the closing through and including February 6, 2014.  These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.

In March 2012, the Company entered into an amendment to its office building lease, which extends the term of the lease five years.  The lease as amended will expire on March 31, 2018.  Commencing on April 1, 2012, the base annual rent shall be $152,500, with an increase of 3% annually.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following the reverse stock split, on October 8, 2012, NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.

On August 14, 2012, the Company held its annual meeting of stockholders.  At the annual meeting: (i) the stockholders re-elected the current members of the Board of Directors; (ii) authorized issuance of securities in one or more non-public offerings in accordance with NASDAQ Marketplace Rule 5635; (iii) approved the amendment of the Amended and Restated 1997 Stock Option Plan; (iv) approved an amendment to the Company’s Certificate of Incorporation, as amended (the “Amendment”), which authorized a reverse stock split of the Company’s issued and outstanding common stock; (v) ratified the appointment of the independent accountants.

On September 21, 2012, the Company filed a Certificate of Amendment to its Certificate of Incorporation to effect a reverse stock split of the Company’s outstanding common stock at an exchange ratio of 1-for-20.  As a result of the reverse stock split, every 20 shares of the Company’s issued and outstanding Common Stock were combined into one share of Common Stock, par value, $0.01 per share.  No fractional shares of Common Stock were issued as a result of the reverse stock split.  Instead, fractional shares that would otherwise result from the reverse stock split were purchased by the Company based on the closing price of the stock on September 21, 2012.  The reverse stock split reduced the December 31, 2011 and 2010 number of outstanding shares of Common Stock from 3,094,961 and 2,135,588 shares to 154,749 and 106,781 shares, respectively.  All per share amounts and outstanding shares, including all Common Stock equivalents, stock options, equity compensation plans, and warrants, have been retroactively adjusted in the Financial Statements and in the Notes to the Financial Statements for all periods presented to reflect the reverse stock split.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4).  Following the November 7, 2012 private placement, in late November, 2012 NASDAQ provided confirmation to the Company that it had regained compliance with the minimum number of publicly held shares rule.

On November 7, 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder.  The investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

On November 13, 2012, the Company expanded its Board of Directors to eight board members and will be re-examining its business strategies and exploring strategic alternatives.  This effort may result in the divestiture or winding down of certain of our current businesses and the possible entry into a new, yet identified business, including via acquisitions.

In mid-November, 2012, the Board of Directors and the holders of approximately 70% of our common stock approved the following actions:

•                  an increase in our authorized capital stock to 50,000,000 shares of common stock, par value $0.0001 per share, and 5,000,000 shares of preferred stock, par value $0.0001 per share;

•                  the adoption of the Spherix Incorporated 2012  Equity Incentive Plan, pursuant to which up to 125,000 shares of common stock may be issued to employees, officers and directors via stock options and grants of restricted stock;  and

•                  approval of the issuance of up to 483,657 shares of our common stock pursuant to the exercise of our Series B Warrants issued in our November 2012 private placement transaction.

We have forwarded an Information Statement on Form 14C to all of our stockholders describing these matters, which matters will be effective as of mid-December, 2012.

On December 3, 2012, Spherix Incorporated (the “Company”) sold all of the issued and outstanding capital stock of its consulting subsidiary, Spherix Consulting, Inc. for nominal consideration of less than $1,000.  As a result of the sale, the Company will recognize a one-time loss on the sale of the subsidiary of approximately $1.3 million in Q4 2012.  Our board of directors is currently evaluating our strategic alternatives.

On November 30, 2012, the following individuals resigned as members of the Board of Directors of the Company: Dr. Claire L. Kruger, Dr. Robert A. Lodder, Aris Melissaratos and Thomas B. Peter.

On November 30, 2012, but effective as of December 3, 2013, Dr. Claire L. Kruger resigned as the Chief Executive Officer/Chief Operating Officer of the Company.  In connection with Dr. Kruger’s departure, the Company paid Dr. Kruger her 2012 bonus of $143,000 and a severance of $286,000 plus COBRA expenses pursuant to the terms of her employment agreement.  For the other departing employees the Company agreed to pay a total of $82,000 in 2012 bonuses and approximately $211,000 in severances.

On November 30, 2012, but effective as of December 3, 2012, the Company appointed (i) Dr. Robert A. Lodder as the Company’s Principal Executive Officer and (ii) Robert L. Clayton as Secretary of the Company.  The Company also agreed with Mr. Clayton that (i) Mr. Clayton will remain as CFO of the Company through March 31, 2013 and (ii) the Company will pay Mr. Clayton a severance of $212,180 pursuant to the terms of his prior employment agreement.  The Company also agreed to pay $93,359 and $74,263 in 2012 bonuses for Dr. Lodder and Mr. Clayton, respectively.